Income Taxes - Summary of Effective Tax Rate of the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes	4.30%	7.80%	4.90%
Change in valuation allowance	(23.40%)	(28.50%)	(27.20%)
Federal and state tax credits	0.50%	0.90%	2.00%
Stock based compensation	(0.60%)
Non-deductible permanent expenses	(0.40%)
Effect of deferred tax adjustment	(1.40%)
Other		(1.20%)	(0.70%)